CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥) ¥ in Thousands	Share capital	Share premium	Contributed capital	Translation reserve	Statutory reserve	Retained earnings	Total Hailiang Education Group Inc. shareholders' equity	Non-controlling interests	Total
Balance at Jun. 30, 2016	¥ 267	¥ 134,584	¥ 225,895	¥ 8,484	¥ 223,409	¥ 329,029	¥ 921,668	¥ 0	¥ 921,668
Total comprehensive income
Profit for the year	0	0	0	0	0	167,743	167,743	0	167,743
Other comprehensive income	0	0	0	2,202	0	0	2,202	0	2,202
Total comprehensive (loss)/income	0	0	0	2,202	0	167,743	169,945	0	169,945
Transfer to statutory reserve					43,949	(43,949)
Contributed capital	0	0	10,000	0	0	0	10,000	0	10,000
Balance at Jun. 30, 2017	267	134,584	235,895	10,686	267,358	452,823	1,101,613	0	1,101,613
Total comprehensive income
Profit for the year	0	0	0	0	0	222,588	222,588	8,314	230,902
Other comprehensive income	0	0	0	(2,542)	0	0	(2,542)	0	(2,542)
Total comprehensive (loss)/income	0	0	0	(2,542)	0	222,588	220,046	8,314	228,360
Transfer to statutory reserve					37,165	(37,165)
Establishment of subsidiaries under common controlled by ultimate shareholder			11,000				11,000		11,000
Transfer of equity interests in subsidiaries under common controlled by ultimate shareholder to the Company and non-controlling interests			(11,000)				(11,000)	4,840	(6,160)
Exercise of warrant	1	(1)	0	0	0	0	0	0	0
Balance at Jun. 30, 2018	268	134,583	235,895	8,144	304,523	638,246	1,321,659	13,154	1,334,813
Total comprehensive income
Profit for the year									315,780
Total comprehensive (loss)/income									319,090
Dividends (Note 16)									(7,482)
Balance at Jun. 30, 2019	268	134,583	251,034	11,454	349,460	905,009	1,651,808	37,439	1,689,247
Adjustment on initial application of IFRS 15, net of income tax (Note 3(b)) at Jul. 01, 2018						18,279	18,279		18,279
Restated balance at Jul. 01, 2018	268	134,583	235,895	8,144	304,523	656,525	1,339,938	13,154	1,353,092
Total comprehensive income
Profit for the year	0	0	0	0	0	293,421	293,421	22,359	315,780
Other comprehensive income	0	0	0	3,310	0	0	3,310	0	3,310
Total comprehensive (loss)/income	0	0	0	3,310	0	293,421	296,731	22,359	319,090
Transfer to statutory reserve	0	0	0	0	44,937	(44,937)	0	0	0
Contributed capital			15,139				15,139		15,139
Dividends (Note 16)								(7,482)	(7,482)
Acquisition of business with non-controlling interests (Note 19)								9,408	9,408
Balance at Jun. 30, 2019	¥ 268	¥ 134,583	¥ 251,034	¥ 11,454	¥ 349,460	¥ 905,009	¥ 1,651,808	¥ 37,439	¥ 1,689,247